CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member] Cloud B, Inc. [Member]	Common Stock [Member] Edison Nation Holdings LLC [Member]	Common Stock [Member] Best Party Concepts llc [Member]	Common Stock [Member] Pirasta, LLC [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Cloud B, Inc. [Member]	Additional Paid-in Capital [Member] Edison Nation Holdings LLC [Member]	Additional Paid-in Capital [Member] Best Party Concepts llc [Member]	Additional Paid-in Capital [Member] Pirasta, LLC [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member] Cloud B, Inc. [Member]	Accumulated Deficit [Member] Edison Nation Holdings LLC [Member]	Accumulated Deficit [Member] Best Party Concepts llc [Member]	Accumulated Deficit [Member] Pirasta, LLC [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member] Cloud B, Inc. [Member]	Noncontrolling Interest [Member] Edison Nation Holdings LLC [Member]	Noncontrolling Interest [Member] Best Party Concepts llc [Member]	Noncontrolling Interest [Member] Pirasta, LLC [Member]	Noncontrolling Interest [Member]	Cloud B, Inc. [Member]	Edison Nation Holdings LLC [Member]	Best Party Concepts llc [Member]	Pirasta, LLC [Member]	Total
Balance at Dec. 31, 2016					$ 3,000					$ 746,526					$ 514,133					$ 0					$ 1,263,659
Balance (in shares) at Dec. 31, 2016					3,000,000
Dividends					$ 0					746,526					2,283,194					0					3,029,720
Net loss					0					0					1,533,431					0					1,533,431
Balance at Dec. 31, 2017					$ 3,000					0					(235,630)					0					(232,630)
Balance (in shares) at Dec. 31, 2017					3,000,000
Sale of common stock - investors in the IPO					$ 1,313					5,357,257					0					0					5,358,570
Sale of common stock - investors in the IPO (in shares)					1,312,520
Issuance of common stock to note holders					$ 33					167,467					0					0					167,500
Issuance of common stock to note holders (in shares)					33,500
Issuance of common stock to employees					$ 62					309,438					0					0					309,500
Issuance of common stock to employees (in shares)					61,900
Issuance of common stock to vendors for services					$ 75					374,925					0					0					375,000
Issuance of common stock to vendors for services (in shares)					75,000
Issuance of common stock to satisfy indebtedness related to acquisition of Edison Nation, Holdings, LLC					$ 557					3,759,760					0					0					3,760,317
Issuance of common stock to satisfy indebtedness related to acquisition of Edison Nation Holdings, LLC (in shares)					557,084
Beneficial conversion option on indebtedness related to acquisition of Edison Nation Holdings, LLC					$ 0					500,000					0					0					500,000
Stock-based compensation					0					1,982,076					0					0					1,982,076
Net loss					0					0					(3,983,272)					0					(3,983,272)
Balance at Sep. 30, 2018					$ 5,040					12,450,923					(4,218,902)					0					8,237,061
Balance (in shares) at Sep. 30, 2018					5,040,004
Balance at Dec. 31, 2017					$ 3,000					0					(235,630)					0					(232,630)
Balance (in shares) at Dec. 31, 2017					3,000,000
Sale of common stock - investors in the IPO					$ 1,313					5,313,863					0					0					5,315,176
Sale of common stock - investors in the IPO (in shares)					1,312,520
Issuance of common stock to note holders					$ 33					167,467					0					0					167,500
Issuance of common stock to note holders (in shares)					33,500
Issuance of common stock to employees					$ 104					559,395					0					0					559,499
Issuance of common stock to employees (in shares)					103,636
Issuance of common stock to vendors for services					$ 159					800,841					0					0					801,000
Issuance of common stock to vendors for services (in shares)					158,797
Issuance of common stock to satisfy indebtedness related to acquisition of Edison Nation, Holdings, LLC	$ 489	$ 557	$ 0	$ 0		$ 2,663,711	$ 3,383,728	$ 692,533	$ 188,552		$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 192,533	$ 0		$ 2,664,200	$ 3,384,285	$ 885,066	$ 188,552
Issuance of common stock to satisfy indebtedness related to acquisition of Edison Nation Holdings, LLC (in shares)	489,293	557,084
Beneficial conversion option on indebtedness related to acquisition of Edison Nation Holdings, LLC					$ 0					500,000					0					0					500,000
Stock-based compensation					0					2,025,994					0					0					2,025,994
Acquisition of Cloud B, Inc. - noncontrolling interest					0					0					0					1,158,000					1,158,000
Shares reserved for future issuance of common stock to sellers of Edison Nation Holdings, LLC					0					6,014,250					0					0					6,014,250
Net loss					0					0					(5,330,126)					(13,891)	$ 44,408	$ 197,485			(5,344,017)
Balance at Dec. 31, 2018					$ 5,655					20,548,164					(5,565,756)					951,576					15,939,639
Balance (in shares) at Dec. 31, 2018					5,654,830
Balance at Jun. 30, 2018					$ 4,369					7,551,951					(2,539,596)					0					5,016,724
Balance (in shares) at Jun. 30, 2018					4,368,930
Sale of common stock - investors in the IPO					$ 18					(18)					0					0					0
Sale of common stock - investors in the IPO (in shares)					18,290
Issuance of common stock to note holders					$ 20					(20)					0					0					0
Issuance of common stock to note holders (in shares)					20,000
Issuance of common stock to employees					$ 1					3,499					0					0					3,500
Issuance of common stock to employees (in shares)					700
Issuance of common stock to vendors for services					$ 75					374,925					0					0					375,000
Issuance of common stock to vendors for services (in shares)					75,000
Issuance of common stock to satisfy indebtedness related to acquisition of Edison Nation, Holdings, LLC					$ 557					3,759,760					0					0					3,760,317
Issuance of common stock to satisfy indebtedness related to acquisition of Edison Nation Holdings, LLC (in shares)					557,084
Beneficial conversion option on indebtedness related to acquisition of Edison Nation Holdings, LLC					$ 0					500,000					0					0					500,000
Stock-based compensation					0					260,826					0					0					260,826
Net loss					0					0					(1,679,306)					0					(1,679,306)
Balance at Sep. 30, 2018					$ 5,040					12,450,923					(4,218,902)					0					8,237,061
Balance (in shares) at Sep. 30, 2018					5,040,004
Balance at Dec. 31, 2018					$ 5,655					20,548,164					(5,565,756)					951,576					15,939,639
Balance (in shares) at Dec. 31, 2018					5,654,830
Issuance of common stock to note holders					$ 251					309,529					0					0					309,780
Issuance of common stock to note holders (in shares)					251,004
Issuance of common stock to employees					$ 3					8,847					0					0					8,850
Issuance of common stock to employees (in shares)					3,000
Issuance of common stock to vendors for services					$ 125					394,000					0					0					394,125
Issuance of common stock to vendors for services (in shares)					125,000
Stock-based compensation					$ 0					187,740					0					0					187,740
Net loss					0					0					(5,752,808)					(31,858)					(5,784,666)
Balance at Sep. 30, 2019					$ 6,034					21,448,280					(11,318,564)					919,718					11,055,468
Balance (in shares) at Sep. 30, 2019					6,033,835
Balance at Jun. 30, 2019					$ 5,738					21,136,912					(8,736,463)					968,821					13,375,008
Balance (in shares) at Jun. 30, 2019					5,737,830
Issuance of common stock to note holders					$ 201					136,279					0					0					136,480
Issuance of common stock to note holders (in shares)					201,005
Issuance of common stock to employees					$ 3					8,847					0					0					8,850
Issuance of common stock to employees (in shares)					3,000
Issuance of common stock to vendors for services					$ 92					252,908					0					0					253,000
Issuance of common stock to vendors for services (in shares)					92,000
Stock-based compensation					$ 0					(86,666)					0					0					(86,666)
Net loss					0					0					(2,582,101)					(49,103)					(2,631,204)
Balance at Sep. 30, 2019					$ 6,034					$ 21,448,280					$ (11,318,564)					$ 919,718					$ 11,055,468
Balance (in shares) at Sep. 30, 2019					6,033,835